Redeemable Preferred Stock and Warrants (Details) (USD $)	0 Months Ended	3 Months Ended
	Jun. 07, 2013	Mar. 29, 2015	Dec. 28, 2014	Jun. 07, 2021	Jun. 07, 2020	Jun. 07, 2019	Jun. 07, 2018	Jun. 07, 2017	Jun. 07, 2016
Preferred Units [Line Items]
Preferred stock, value, outstanding	7,633,000,000
Warrants		367,000,000	367,000,000
Preferred Stock
Preferred Units [Line Items]
Preferred stock, shares authorized		80,000
Preferred stock, shares issued		80,000
Dividends payable, annual, percent		9.00%
Preferred stock, redeemable, nonredeemable period	3 years
Temporary equity, accretion to redemption value, adjustment		(687,000,000)
Scenario, Forecast | Preferred Stock
Preferred Units [Line Items]
Preferred stock, redemption price per share				$ 108,000	$ 108,000	$ 107,000	$ 106,000	$ 105,000	$ 104,000
Berkshire Hathaway
Preferred Units [Line Items]
Dividends payable, annual, percent		9.00%
Business Acquisition, aggregate purchase price	8,000,000,000
Preferred stock, value, outstanding		$ 8,000,000,000
Berkshire Hathaway | Preferred Stock
Preferred Units [Line Items]
Preferred stock, shares authorized	80,000
Preferred stock, shares issued	80,000
Dividends payable, annual, percent	9.00%
Warrant, exercise price per share	0.01
Preferred stock, liquidation preference per share	100,000
Berkshire Hathaway | Warrant
Preferred Units [Line Items]
Noncash or part noncash acquisition, equity consideration, warrants issued	46,000,000